RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

19.   RELATED PARTY TRANSACTIONS

Amounts due from a related party

As of December 31, 2020, the balance of due from a related party was in the amount of US$56. The balance represented interest receivable with interest rate of 4.35% for a loan provided to the subsidiary of Loto Interactive by E-Sun Sky Network Technology Co., Ltd (the Company’s former VIE subsidiary) which was included in current assets for discontinued operations. In January 2021, the balance has been fully paid.

Prepayments to a related party – non-current

As of December 31, 2021, the balance of prepayments to related party was in the amount of US$11,504. The balance consisted of prepayments for assets purchased from the minority interest shareholder of a subsidiary.

Amounts due to related parties

There was no amount due to related parties as of December 31, 2020.

As of December 31, 2021, the balance of due to related parties was in the amount of US$8,021, which mainly consisted of (i) US$6,320 of the payable to the minority interest shareholders of a subsidiary for the remaining consideration of the asset acquisition of Asgard Data Centers; (ii) US$1,325 of the payable to the minority interest shareholders of a subsidiary for the data center operation costs; (iii) US$59 of the payment of property and equipment made by a former shareholder of a subsidiary of the Group on behalf of Loto Interactive; (iv)US$299 of payable for business cooperation expense due to a minority interest shareholder of a subsidiary of Loto Interactive, and (v) US$18 of the expense paid by a director of a subsidiary of the Group on behalf of Loto Interactive.

Related Party transactions

	For the year	For the year	For the year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	US$	US$	US$
Interest from loan to Loto Interactive Information	32	20	—
Other operating income from management service provided to Loto Interactive Information	46	32	—
Data center operation costs for services provided by a minority interest shareholder of a subsidiary	—	—	1,325
	78	52	1,325

During the year ended December 31, 2020, the Company also paid expense on behalf of Loto Interactive in the amount of US$17. As of December 31, 2020, Loto Interactive has repaid the full amount to the Company.